Accounts Receivable, Net (Details) - Schedule of Accounts Receivable Aging - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 1,170,425	$ 2,234,186
Bad debt reserve	(2,146,679)	(1,771,761)
Less than 3 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	296,148	462,575
From 4 to 6 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	6,203	1,262,588
From 7 to 9 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	18,446	1,440,668
From 10 to 12 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	132,538	86,712
Over 1 year [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 2,863,769	$ 753,404